UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5407

Trust For Credit Unions

(Exact name of registrant as specified in charter)

4900 Sears Tower
Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to: Jeffrey A. Dalke, Esq.
Goldman Sachs & Co.	Drinker Biddle & Reath LLP
One New York Plaza	One Logan Square
New York, New York 10004	18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 621-2550

Date of fiscal year end: August 31, 2003

Date of reporting period: February 28, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

TRUST

for Credit Unions

Semi-Annual Report

February 28, 2003

     The reports concerning the Portfolios included in this unitholder report contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

     This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.

TCU ECONOMIC SUMMARY

SEMI-ANNUAL REPORT ECONOMIC COMMENTARY/ OUTLOOK

Dear Unitholder:

      We are pleased to provide this semi-annual report for the Trust for Credit Union (TCU) Portfolios. This report covers the six-month period that ended February 28, 2003.

Economic Summary

      The economy displayed renewed strength during the third quarter of 2002, with solid consumer spending and a buoyant housing market helping GDP to rise 4.0%. However, during the last three months of 2002, the estimate for GDP took a step backwards to 1.4%. The prospects for war with Iraq, escalating tensions with North Korea, a slowdown in auto sales, and tepid holiday spending all hurt the economy. Acknowledging that consumer and business confidence was wavering, the Federal Reserve Board moved into action in early November by lowering the federal funds rate to 1.25%, a 41-year low.

      During the first two months of 2003, the heightening geopolitical risk — namely the likelihood of a war in Iraq and uncertainty in North Korea — appeared to be inhibiting consumer and corporate spending. Nevertheless, the economy continued to expand, although at a modest pace.

The Fixed Income Markets Continued to Excel

      During the reporting period, the overall U.S. fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, gained 4.74%. This was in sharp contrast to the 7.29% decline in the S&P 500 Index. The very elements that contributed to the weakness in the equity markets aided most sectors of the fixed income markets during the reporting period. While fixed income securities experienced their share of volatility — due in part to mixed signals on the economic front — their performance was generally positive. The combination of falling interest rates and increased demand from investors seeking “safer havens” amid the turmoil in the equity markets contributed to the price gains.

      As always, we appreciate your support and look forward to serving your investment needs in the future.

Sincerely,

Charles W. Filson
President
Callahan Financial Services, Inc.
And Trust For Credit Unions
March 14, 2003
James A. McNamara
Managing Director
Goldman Sachs Asset Management

An investment in a TCU Portfolio is not a credit union deposit and is not insured by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

TCU MONEY MARKET PORTFOLIO

Objective

      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Performance Review

      For the six-month period that ended February 28, 2003, the MMP had a six-month simple average yield of 1.42%. This compared to the 1.00% return of the iMoneyNet Money Fund Report Averages for all taxable money market funds for the same period. As of February 28, 2003, the Portfolio had a seven-day current yield of 1.22% and an effective yield of 1.22%. As of that date, the Portfolio’s seven-day current and effective yield, without fee waivers, would have been 1.05% and 1.06%, respectively. The past performance of the Portfolio is no indication of its future results.

Portfolio Composition and Investment Strategies

      The supply of domestic bank issued securities remained extremely low throughout the past six months. This decrease in supply resulted in the credit spread between bank debt and government agencies shrinking to historically tight levels. As a result, we maintained a relatively high allocation to U.S government agency securities and repurchase agreements.

Portfolio Composition as of February 28, 2003*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TCU GOVERNMENT SECURITIES PORTFOLIO

Objective

      The TCU Government Securities Portfolio (“GSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of GSP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Fund expects these securities will be primarily mortgage-related securities. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. GSP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of a Six-Month U.S. Treasury Bill Index and no longer than that of a One-Year U.S. Treasury Note Index. As of February 28, 2003, its actual duration was 0.71 years, compared to 0.72 years for a Nine-Month Treasury Security.

Performance Review

      For the six-month period that ended February 28, 2003, the cumulative total return of GSP was 1.68% versus the 1.10% cumulative total return for the nine-month Treasury average. (The nine-month Treasury average represents an equally weighted blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch. The Nine-Month Treasury Security does not reflect any fees or expenses.) The past performance of the Portfolio is no indication of its future results.

      The Portfolio’s net asset value was relatively stable during the review period, closing at $9.72, versus $9.73 six months ago. As of February 28, 2003, the Portfolio’s 30-day distribution rate was 3.78% and its Standardized 30-day yield was 2.64%.

Portfolio Composition and Investment Strategies

      Current coupons tightened relative to Treasuries over the period. As Treasury rates continued to rally, prepayment risks remained historically high. As such, we continued to emphasize securities with reduced prepayment risk, such as low loan balance or prepayment-protected pass-throughs. We also believe there is value in hybrid adjustable rate mortgages (ARMs). Although short-duration, high coupon collateralized mortgage obligations (CMOs) were attractive in the latter part of 2002 and through February 28, 2003, certain securities have become richly priced as prepayments have increased.

Portfolio Composition* (as of February 28, 2003)

Issuer Allocation* (as of February 28, 2003)

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TCU MORTGAGE SECURITIES PORTFOLIO

Objective

      The TCU Mortgage Securities Portfolio (“MSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of MSP will be invested in mortgage-related securities. These securities include privately issued mortgage-related securities rated, at the time of purchases, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (NRSRO) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by MSP may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

      An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. MSP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Index. As of February 28, 2003, the Portfolio’s actual duration was 1.81 years, versus 1.97 years for its benchmark.

Performance Review

      The Portfolio’s cumulative total return for the six-month period ended February 28, 2003 was 2.51%, versus a 2.49% cumulative total return for the Two-Year U.S. Treasury Security. The Portfolio’s net asset value was stable during the review period, closing at $9.93, the same as six months ago. As of February 28, 2003, the Portfolio’s 30-day distribution rate was 4.86% and the Standardized 30-day yield was 4.21%. The past performance of the Portfolio is no indication of its future results.

Portfolio Composition and Investment Strategies

      Current coupons tightened relative to Treasuries over the period. As Treasury rates continued to rally, prepayment risks remained historically high. As such, we continued to emphasize securities with reduced prepayment risk, such as low loan balance or prepayment-protected pass-throughs. We also believe there is value in hybrid adjustable rate mortgages (ARMs). Although short-duration, high coupon collateralized mortgage obligations (CMOs) were attractive in the latter part of 2002 and through February 28, 2003, certain securities have become richly priced as prepayments have increased.

Portfolio Composition* (as of February 28, 2003)

Issuer Allocation* (as of February 28, 2003)

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bankers’ Acceptances (1.8%)
Wachovia Bank N.A.
$21,976	1.25%	06/06/2003	$21,902
15,000	1.25	08/25/2003	14,908

Total Bankers Acceptances			$36,810

Certificates of Deposit (11.0%)
Citibank, N.A.
$75,000	1.32%	03/12/2003	$75,000
J.P. Morgan Chase & Co., N.A.
50,000	1.26	05/16/2003	50,000
Marshall & IIsley Bank
50,000	1.28	04/14/2003	50,000
SunTrust Bank
50,000	1.27	04/11/2003	49,999

Total Certificates of Deposit			$224,999

Government Agency Securities (25.4%)
Federal Home Loan Bank
$25,000	1.43%	04/25/2003	$24,946
15,000	5.38	01/05/2004	15,494
Federal National Mortgage Association
300,000	1.31	03/03/2003	299,978
50,000	1.64	03/19/2003	49,959
15,000	1.68	03/19/2003	14,987
50,000	1.71	04/16/2003	49,891
50,000	1.29	04/30/2003	49,892
12,500	1.29	12/18/2003	12,370

Total Government Agency Securities			$517,517

Variable Rate Obligation# (1.2%)
Federal Home Loan Bank
$25,000	1.21%	05/23/2003	$24,987

Total Variable Rate Obligation			$24,987

Total Investments Before Repurchase Agreements			$804,313

Repurchase Agreements^ (60.6%)
Joint Account I*
$277,300	1.33%	03/03/2003	$277,300
Maturity Value: $277,331
Joint Account II*
860,000	1.38	03/03/2003	860,000
Maturity Value: $860,099
UBS Warburg LLC
100,000	1.24	04/24/2003	100,000
Maturity Value: $100,310 Dated: 01/24/2003

Total Repurchase Agreements			$1,237,300

Total Investments			$2,041,613

#	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2003. Maturity date shown is the date of the next coupon rate reset or actual maturity.

^	Unless noted, all repurchase agreements were entered into on February 28, 2003.

*	At February 28, 2003, Joint Account I was fully collateralized by U.S. Treasury Obligations and Joint Account II was fully collateralized by Federal Agency Obligations.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (62.9%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (7.9%)
$1,147	4.13%	08/01/2017	$1,164
1,366	5.43	02/01/2018	1,390
304	4.64	04/01/2018	311
1,791	4.32	05/01/2018	1,837
749	4.39	07/01/2018	768
1,706	6.26	11/01/2018	1,774
2,839	4.38	08/01/2019	2,908
2,703	4.57	08/01/2019	2,782
11,546	6.88	11/01/2019	12,239
1,443	4.49	07/01/2021	1,484
1,822	4.31	11/01/2021	1,865
1,352	4.30	02/01/2022	1,385
6,571	4.58	02/01/2022	6,804
5,234	4.67	04/01/2022	5,412
581	3.97	11/01/2022	590
761	4.36	11/01/2022	773
3,623	4.46	11/01/2022	3,736
3,938	4.60	11/01/2022	4,068
2,161	4.46	06/01/2024	2,227
357	4.72	10/01/2024	363
1,237	6.09	10/01/2025	1,288
621	3.82	02/01/2028	631
1,096	3.86	04/01/2028	1,110
16,518	4.53	04/01/2028	17,048
4,914	6.92	08/01/2028	5,124
399	3.86	07/01/2029	405
1,424	4.52	05/01/2031	1,462
15,344	5.73	03/01/2032	15,888

Total Adjustable Rate FHLMC			$96,836

Adjustable Rate Federal National Mortgage Association (FNMA) # (10.8%)
$797	7.19%	10/01/2013	$816
663	6.13	07/01/2017	689
630	3.75	11/01/2017	638
619	4.38	11/01/2017	640
371	4.63	11/01/2017	376
1,034	4.02	03/01/2018	1,057
515	4.04	04/01/2018	525
453	3.95	05/01/2018	463
688	3.98	06/01/2018	704
86	4.75	06/01/2018	90
1,208	4.33	09/01/2018	1,245
5,161	3.79	10/01/2018	5,220
386	4.13	11/01/2018	394
1,733	4.20	12/01/2018	1,778
8,732	3.79	02/01/2019	8,914
445	4.15	02/01/2019	452
803	3.96	05/01/2019	819
867	4.14	07/01/2019	885
2,499	7.05	12/01/2019	2,579
1,170	4.08	01/01/2020	1,201
463	3.85	05/01/2020	471
4,221	5.77	05/01/2020	4,387
1,880	4.57	12/01/2020	1,953
3,059	3.41	12/25/2020	2,917
10,751	4.39	01/01/2021	11,084
205	3.95	10/01/2021	207
838	4.57	11/01/2021	860
4,964	6.34	02/01/2022	5,173
1,932	4.13	05/01/2022	1,986
827	6.65	01/01/2023	858
1,121	4.24	03/01/2024	1,147
4,393	4.23	09/01/2025	4,528
1,633	5.61	10/01/2025	1,686
1,492	3.81	07/01/2027	1,521
1,313	4.14	07/01/2027	1,338
2,417	5.70	07/01/2028	2,528
1,647	4.66	01/01/2029	1,689
413	4.65	02/01/2029	423
5,652	6.12	07/01/2031	5,857
3,221	5.70	07/01/2032	3,316
3,077	5.77	07/01/2032	3,140
8,879	5.39	01/01/2033	9,040
11,000	5.29	02/01/2033	11,301

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA—(Continued)
$15,735	3.40%	06/01/2040	$16,011
10,484	3.20	04/01/2041	10,630

Total Adjustable Rate FNMA			$133,536

Adjustable Rate Government National Mortgage Association (GNMA) # (0.8%)
$681	5.63%	11/20/2020	$705
267	5.75	09/20/2021	274
1,819	5.38	05/20/2022	1,872
1,113	5.75	09/20/2022	1,144
1,376	5.38	03/20/2023	1,409
1,178	5.75	07/20/2023	1,211
868	5.75	09/20/2023	892
1,068	5.75	09/20/2025	1,098
620	5.38	05/20/2026	638

Total Adjustable Rate GNMA			$9,243

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (2.1%)
$5,468	6.00%	05/01/2009	$5,774
1,091	6.50	11/01/2010	1,158
1,003	6.00	04/01/2011	1,059
3,817	6.50	09/01/2013	4,040
2,635	6.50	10/01/2013	2,788
1,706	6.50	05/01/2014	1,806
1,677	6.50	06/01/2014	1,774
6,155	8.00	12/01/2015	6,684
1,240	6.50	07/01/2016	1,311

Total Fixed Rate FHLMC			$26,394

Fixed Rate Federal National Mortgage Association (FNMA) (0.8%)
$487	7.00%	03/01/2004	$495
7	7.00	04/01/2004	7
472	6.00	06/01/2004	478
148	6.00	06/01/2008	157
3,448	6.00	07/01/2008	3,645
505	6.00	09/01/2008	534
636	6.00	10/01/2008	673
844	6.00	12/01/2008	893
2,117	6.00	01/01/2009	2,238
238	6.00	02/01/2009	251
348	6.00	03/01/2009	368

Total Fixed Rate FNMA			$9,739

Fixed Rate Government National Mortgage Association (GNMA) (0.4%)
$25	8.00%	02/15/2011	$28
10	8.00	09/15/2011	11
6	8.00	11/15/2011	7
17	8.00	10/15/2014	19
695	8.00	01/15/2015	751
1,253	8.00	04/15/2015	1,355
380	8.00	05/15/2015	411
415	8.00	06/15/2015	449
577	8.00	07/15/2015	623
23	8.00	09/15/2015	25
1,303	7.00	04/15/2026	1,388

Total Fixed Rate GNMA			$5,067

Collateralized Mortgage Obligations (CMOs) (40.1%) Regular Floater CMOs # (12.7%)
FHLMC Series 1009, Class D
$323	1.98%	10/15/2020	$324
FHLMC Series 1066, Class P
932	2.28	04/15/2021	943
FHLMC Series 1406, Class F
12,204	3.39	09/15/2022	12,457
FHLMC Series 1448, Class F
3,000	2.78	12/15/2022	3,111
FHLMC Series 1555, Class FA
1,728	2.58	08/15/2008	1,768
FHLMC Series 1560, Class FC
459	3.22	11/15/2021	460

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Regular Floater CMOs—(Continued)
FHLMC Series 1575, Class FA
$2,720	2.88%	08/15/2008	$2,787
FHLMC Series 1604, Class FC
3,872	3.32	11/15/2008	3,910
FHLMC Series 1631, Class FJ
1,344	3.44	06/15/2022	1,367
FHLMC Series 1644, Class G
160	1.83	06/15/2022	161
FHLMC Series 1689, Class FD
20,000	3.47	10/15/2023	20,228
FHLMC Series 1698, Class FA
2,966	2.18	03/15/2009	3,022
FNMA REMIC Trust Series 1992-137, Class F
6,616	2.38	08/25/2022	6,866
FNMA REMIC Trust Series 1992-155, Class FC
5,000	2.23	09/25/2007	5,069
FNMA REMIC Trust Series 1993-093, Class FB
3,683	3.56	05/25/2008	3,757
FNMA REMIC Trust Series 1993-190, Class F
1,329	3.76	10/25/2008	1,345
FNMA REMIC Trust Series 1993-211, Class F
2,590	2.13	11/25/2008	2,612
FNMA REMIC Trust Series 1998-21, Class F
1,988	1.76	03/25/2028	1,910
FNMA Series 1993-027, Class F
8,625	2.53	02/25/2023	8,761
FNMA Series 2001-W4, Class AV1
19,642	1.49	02/25/2032	19,638
FNMA Series 2002-T7, Class A1
32,840	1.46	07/25/2032	32,759
FNMA Series 2002-W2, Class AV1
24,322	1.48	06/25/2032	24,352

Total Regular Floater CMOs			$157,607

Planned Amortization Class (PAC) CMOs (21.6%)
FHLMC REMIC Trust Series 1432, Class H
$1,581	7.50%	12/15/2007	$1,681
FHLMC Series 1512, Class H
4,248	6.50	02/15/2008	4,428
FHLMC Series 1541, Class Z
5,450	6.75	11/15/2021	5,531
FHLMC Series 1546, Class G
6,138	6.75	12/15/2021	6,174
FHLMC Series 1576, Class PH
2,648	6.00	01/15/2008	2,734
FHLMC Series 1617, Class PI
8,711	6.00	02/15/2022	8,931
FHLMC Series 1693, Class H
5,150	6.00	12/15/2008	5,443
FHLMC Series 1993-15, Class J
14,105	6.75	03/25/2022	14,678
FHLMC Series 2039, Class PE
7,725	6.00	02/15/2012	7,928
FHLMC Series 2078, Class PL
5,115	6.25	06/15/2012	5,255
FHLMC Series 2111, Class TB
388	6.00	02/15/2008	388
FHLMC Series 2112, Class TB
6,413	5.75	11/15/2008	6,423
FHLMC Series 2137, Class TF
10,000	6.50	03/15/2024	10,208
FHLMC Series 2138, Class JM
5,000	6.00	04/15/2010	5,044
FHLMC Series 2155, Class PL
2,902	6.00	03/15/2022	2,910
FHLMC Series 2219, Class PH
9,211	6.50	12/15/2023	9,309
FHLMC Series 2330, Class PK
3,000	6.50	04/15/2024	3,055
FHLMC Series 2344, Class QB
15,000	6.00	07/15/2011	15,337
FHLMC Series 2345, Class PW
14,831	6.00	08/15/2011	15,060

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Planned Amortization Class (PAC) CMOs—(Continued)
FHLMC Series 2348, Class JD
$4,250	6.50%	08/15/2013	$4,436
FHLMC Series 2348, Class PD
2,000	6.50	11/15/2014	2,104
FHLMC Series 2498, Class PA
10,000	5.50	01/15/2009	10,365
FNMA REMIC Trust Series 1992-1, Class E
883	7.50	01/25/2007	943
FNMA REMIC Trust Series 1992-094, Class J
7,000	7.00	05/25/2007	7,500
FNMA REMIC Trust Series 1992-175, Class PH
7,259	7.00	10/25/2007	7,696
FNMA REMIC Trust Series 1993-114, Class G
6,429	6.50	11/25/2007	6,592
FNMA REMIC Trust Series 1996-21, Class PG
3,000	6.00	02/25/2010	3,070
FNMA REMIC Trust Series 1996-53, Class PE
8,435	6.50	11/18/2010	8,862
FNMA REMIC Trust Series 1997-84, Class PB
7,768	5.50	01/25/2008	7,918
FNMA REMIC Trust Series 2001-28, Class PN
1,991	6.50	05/25/2020	1,993
FNMA REMIC Trust Series 2001-31, Class TA
6,088	6.00	08/25/2018	6,167
FNMA REMIC Trust Series 2002-47, Class PA
5,000	5.50	06/25/2009	5,121
FNMA Series 1993-181, Class G
9,000	6.25	06/25/2008	9,503
FNMA Series 1999-19, Class PC
4,000	6.50	11/25/2011	4,123
FNMA Series 2001-49, Class P
1,377	7.00	03/25/2027	1,412
FNMA Series 2002-15, Class PC
5,000	6.00	05/25/2012	5,158
FNMA Series 2002-18, Class PH
18,800	5.50	10/25/2010	19,201
GNMA REMIC Trust Series 1997-5, Class PC
6,045	7.00	10/20/2025	6,178
GNMA REMIC Trust Series 2002-23, Class PH
12,000	6.00	03/16/2024	12,304
GNMA Series 2000-16, Class PB
4,845	7.50	02/16/2028	5,060

Total PAC CMOs			$266,223

Sequential Fixed Rate CMOs (5.8%)
FHLMC Series 1216, Class GC
$3,846	7.00%	03/15/2007	$4,057
FHLMC Series 1331, Class O
8,810	8.00	07/15/2007	9,531
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	4,144
FHLMC Series 1823, Class C
4,234	6.00	12/15/2008	4,464
FHLMC Series 2152, Class AB
9,583	6.25	01/15/2026	9,767
FHLMC Series 2158, Class AB
2,290	6.50	11/15/2026	2,325
FHLMC Series 2196, Class VB
4,000	7.00	03/15/2015	4,109
FHLMC Series 2220, Class PC
2,374	8.00	08/15/2028	2,413
FHLMC Series 2367, Class BC
6,501	6.00	04/15/2016	6,768
FNMA REMIC Trust Series 1992-53, Class G
1,180	7.00	04/25/2007	1,251
FNMA REMIC Trust Series 1997-31, Class C
529	6.00	12/18/2010	531
FNMA REMIC Trust Series 1999-41, Class PC
16,000	6.50	06/25/2012	16,534
FNMA Series 1998-57, Class U
4,082	6.00	03/25/2009	4,267
FNMA Series 1999-55, Class PA
1,206	7.00	06/18/2013	1,242

Total Sequential Fixed Rate CMOs			$71,403

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Targeted Amortization Class (TAC) CMOs (0.0%)
FHLMC Series 2458, Class BD
$26	8.50%	06/15/2017	$27

Total Collateralized Mortgage Obligations (CMOs)			$495,260

Total Mortgage-Backed Obligations (cost $775,825)			$776,075

Agency Debentures (16.0%)
Federal Home Loan Bank
$10,000	5.85%	03/07/2006	$10,004
14,000	7.27	02/20/2007	14,781
20,000	7.63	05/14/2010	24,913
7,000	6.50	03/07/2011	7,004
Federal Home Loan Mortgage Corp.
75,000	4.50	04/15/2005	75,264
20,000	3.50	08/16/2005	20,429
10,000	5.13	03/11/2008	10,010
Federal National Mortgage Association
3,500	2.90	04/01/2005	3,504
10,000	4.95	05/08/2006	10,058
8,500	5.63	06/20/2006	8,604
Small Business Administration
2,543	2.08 #	03/25/2014	2,549
Sri Lanka Aid
10,000	1.64 #	11/01/2024	10,000

Total Agency Debentures (cost $197,562)			$197,120

Home Equity (2.0%)
Federal National Mortgage Association
$25,000	1.46%	06/25/2033	$25,000

Total Home Equity (cost $25,000)			$25,000

Principal	Interest	Maturity
Amount	Rate	Date	Value

U.S. Treasury Obligations (8.3%)

United States Treasury Bond (0.9%)
$9,000	6.88%	08/15/2025	$11,611

United States Treasury Notes (5.5%)
55,000	3.00	01/31/2004	55,894
9,400	6.50	02/15/2010	11,311

Total United States Treasury Notes			$67,205

United States Treasury Interest-Only Stripped Security @ (1.9%)
$37,000	4.61%	02/15/2014	$23,230

Total U.S. Treasury Obligations (cost $100,004)			$102,046

Total Investments Before Repurchase Agreement (cost $1,098,391)			$1,100,241

Repurchase Agreement (11.4%)
Joint Repurchase Agreement Account II^
$140,200	1.38%	03/03/2003	$140,200

Maturity Value: $140,216
Total Repurchase Agreement (cost $140,200)			$140,200

Total Investments (cost $1,238,591)			$1,240,441

#	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2003.

^	Repurchase agreement was entered into on February 28, 2003.

@	Represents security with notional or nominal principal amounts. The rate stated is the average effective yield of this security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

________________________________________________________________________________
Investment Abbreviation:
REMIC—Real Estate Mortgage Investment Conduit
________________________________________________________________________________

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date		Value

Mortgage-Backed Obligations (79.6%)

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (8.5%)
$120	7.00%	12/01/2007		$128
320	7.00	03/01/2009		342
2,263	6.00	04/01/2009		2,391
235	7.00	04/01/2009		251
3,245	6.00	05/01/2009		3,427
3,210	7.00	06/01/2009		3,424
10,079	6.00	03/01/2012		10,565
201	7.00	03/01/2012		214
14,120	6.00	04/01/2012		14,800
4,044	7.00	12/01/2012		4,314
346	8.00	07/01/2014		377
124	7.00	03/01/2015		132
825	8.00	09/01/2017		900
2,835	8.00	11/01/2017		3,074
2,764	7.00	06/01/2032		2,912

Total Fixed Rate FHLMC Gold				$47,251

Fixed Rate Federal National Mortgage Association (FNMA) (29.9%)
$36	7.50%	12/01/2006		$38
136	6.00	09/01/2007		137
5,187	6.50	09/01/2008		5,512
2,393	6.00	12/01/2008		2,515
6,114	6.50	04/01/2009		6,522
292	6.00	11/01/2009		309
64	7.50	09/01/2010		69
14,397	6.00	12/01/2011		15,149
10,901	6.00	01/01/2012		11,399
3,615	6.00	04/01/2012		3,781
3,785	6.00	05/01/2012		3,959
3,832	6.00	06/01/2012		4,009
139	7.50	07/01/2012		148
8,769	6.00	09/01/2012		9,177
1,631	6.00	01/01/2013		1,714
9	8.00	01/01/2013		10
2,711	6.50	06/01/2013		2,874
892	6.50	07/01/2013		945
498	6.50	08/01/2013		528
62	6.50	11/01/2013		66
23	6.50	01/01/2014		24
404	6.50	12/01/2014		428
2,445	6.50	09/01/2016		2,599
4,166	6.00	06/01/2017		4,372
10,405	6.00	07/01/2017		10,920
11,312	6.00	08/01/2017		11,872
29,910	6.00	09/01/2017		31,391
1,486	6.00	11/01/2017		1,560
2,059	7.00	08/01/2028		2,169
4,284	7.00	11/01/2028		4,511
574	7.00	02/01/2032		604
886	7.00	05/01/2032		933
4,475	7.00	09/01/2032		4,752
20,000	5.00	TBA- 15yr	α	20,412

Total Fixed Rate FNMA				$165,408

Fixed Rate Government National Mortgage Association (GNMA) (1.6%)
$140	6.00%	07/15/2008		$150
45	6.00	08/15/2008		48
990	6.00	09/15/2008		1,058
821	6.00	10/15/2008		877
186	6.00	11/15/2008		199
150	6.00	12/15/2008		161
213	6.00	01/15/2009		227
82	6.00	02/15/2009		87
69	6.00	05/15/2009		74
8	8.50	07/15/2009		8

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate GNMA—(Continued)
$2	8.50%	09/15/2009	$3
6	8.50	12/15/2009	7
292	8.50	01/15/2010	323
311	8.50	02/15/2010	344
256	8.50	03/15/2010	283
81	8.50	04/15/2010	90
85	8.50	05/15/2010	94
322	8.50	06/15/2010	355
76	8.50	07/15/2010	84
84	8.50	08/15/2010	93
86	8.50	10/15/2010	95
281	8.50	11/15/2010	311
252	8.50	12/15/2010	279
269	8.50	09/15/2011	293
225	8.50	10/15/2011	245
157	8.50	03/15/2012	174
368	8.50	07/15/2012	401
616	8.00	04/15/2015	666
407	8.00	05/15/2015	440
1,059	8.00	06/15/2015	1,145
73	8.00	08/15/2015	78

Total Fixed Rate GNMA			$8,692

Collateralized Mortgage Obligations (CMOs) (39.6%)
Adjustable Rate CMOs # (5.8%)
Bank of America Mortgage Securities Series 2003-B, Class 2A2
$3,000	4.41%	03/25/2033	$3,030
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1, Class IA1
5,700	5.08	04/25/2033	5,818
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
1,186	4.77	09/25/2022	1,184
DLJ Mortgage Acceptance Corp. Series 1993-Q3, Class A2
397	5.58	03/25/2023	399
Federal National Mortgage Association
4,504	5.29	02/01/2033	4,627
Imperial Savings & Loan Association Series 1988-3, Class A
388	4.33	01/25/2018	389
Merrill Lynch Mortgage Investors, Inc. Series 2002-A3, Class 1A1
4,003	4.35	09/25/2032	4,047
Resolution Trust Corp. Series 1995-2, Class M3
1,396	4.32	05/25/2029	1,389
Salomon Brothers Mortgage Securities VII, Inc. Series 1993-2, Class A1A
625	5.29	03/25/2023	624
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
1,021	5.31	08/30/2024	1,020
Washington Mutual Series 2002-AR4, Class A7
4,000	5.57	03/01/2032	4,107
Washington Mutual Series 2003-01, Class A6
5,672	4.56	03/25/2033	5,824

Total Adjustable Rate CMOs			$32,458

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Regular Floater CMOs # (3.1%)
CMC Securities Corp. III Series 1994-A, Class A17
$1,031	2.50%	02/25/2024	$1,034
FHLMC Series 1448, Class F
7,000	2.78	12/15/2022	7,258
FNMA REMIC Trust Series 1994-65, Class FB
7,109	3.37	01/25/2023	7,120
FNMA Series 1993-220, Class PF
1,797	3.42	09/25/2013	1,816

Total Regular Floater CMOs			$17,228

Planned Amortization Class (PAC) CMOs (12.2%)
Chase Mortgage Finance Corp. Series 1994-G, Class A7
$8,497	7.00%	04/25/2025	$8,692
FHLMC Series 1506, Class PI
4,837	6.75	05/15/2008	5,359
FHLMC Series 1661,Class PJ
14,000	6.50	01/15/2009	15,410
FHLMC Series 1693, Class H
20,000	6.00	12/15/2008	21,140
FNMA REMIC Trust Series 1994-23, Class PE
2,827	6.00	08/25/2022	2,971
FNMA REMIC Trust Series G93-31, Class PJ
3,674	6.55	10/25/2020	3,712
FNMA Series 2002-22, Class VB
3,595	6.50	08/25/2009	3,848
GNMA REMIC Trust Series 2002-45, Class QD
5,000	6.50	06/20/2031	5,312
Salomon Brothers Mortgage Securities VII, Inc. Series 1996-6K, Class A1
439	7.00	08/30/2024	438
Structured Mortgage Securities Corp. Series 1994-1, Class A2
611	6.56	05/25/2009	624

Total (PAC) CMOs			$67,506

Sequential Fixed Rate CMOs (18.5%)
American Housing Trust Series VI, Class 1-I
$4,132	9.15%	05/25/2020	$4,316
Countrywide Funding Corp. Series 1994-2, Class A10A
678	6.50	02/25/2009	678
Countrywide Home Loans Series 1998-15, Class A16
5,000	6.75	10/25/2028	5,102
Countrywide Home Loans Series 2001-12, Class 2A1
925	6.50	07/25/2016	951
FHLMC Series 1301, Class F
2,263	7.00	03/15/2007	2,328
FHLMC Series 1342, Class H
5,751	7.50	08/15/2007	6,111
FHLMC Series 1980, Class Z
3,691	7.00	07/15/2027	3,950
First Nationwide Trust Series 1999-1, Class 2A7
3,200	6.50	03/25/2029	3,465
First Nationwide Trust Series 1999-4, Class 3PA1
9,931	6.50	10/19/2029	10,206

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMOs—(Continued)
First Nationwide Trust Series 1999-5, Class 1PA1
$5,417	7.00%	01/19/2030	$5,560
FNMA REMIC Trust Series 1988-12, Class A
877	8.29	02/25/2018	974
FNMA REMIC Trust Series 1992-4, Class H
4,095	7.50	02/25/2007	4,362
FNMA REMIC Trust Series 1992-53, Class G
4,327	7.00	04/25/2007	4,587
FNMA REMIC Trust Series 1993-131, Class Z
3,595	7.00	07/25/2008	3,828
FNMA REMIC Trust Series 1993-35, Class H
3,472	6.75	02/25/2008	3,647
FNMA Series 2001-42, Class HG
4,080	10.00	09/25/2016	4,564
GE Capital Mortgage Services, Inc. Series 2000-8 Class A
241	7.50	06/25/2015	247
Housing Securities, Inc. Series 1993-G, Class G6
4,000	6.63	01/25/2009	4,081
Independent National Mortgage Corp. Series 1994-Q, Class A11
1,209	7.50	09/25/2014	1,207
Master Seasoned Securities Trust Series 2003-1, Class 1A1
2,500	5.25	02/25/2018	2,583
PNC Mortgage Securities Corp. Series 1997-4, Class 1PP4
4,992	7.00	07/25/2027	4,984
PNC Mortgage Securities Corp. Series 1998-5, Class 3A1
4,695	6.63	06/25/2013	4,822
Salomon Brothers Mortgage Securities VII, Inc. Series 1999-6, Class A1
4,258	6.50	12/20/2029	4,292
Structured Asset Securities Corp. Series 2000-3, Class 1A7
2,707	8.00	07/25/2030	2,784
Summit Mortgage Trust Series 2002-1, Class A1†
8,061	6.34	06/28/2016	8,149
Wells Fargo Mortgage Backed Securities Trust Series 2001-8, Class A1
1,326	6.75	04/25/2016	1,350
Wells Fargo Mortgage Backed Securities Trust Series 2001-28, Class A1
3,261	6.50	11/25/2031	3,347

Total Sequential Fixed Rate CMOs			$102,475

Total Collateralized Mortgage Obligations			$219,667

Total Mortgage-Backed Obligations (cost $436,590)			$441,018

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2003
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures (3.0%)
Federal Home Loan Bank
$10,000	3.95%	02/14/2005	$10,433
6,000	3.00	08/15/2005	6,154

Total Agency Debentures (cost $16,476)			$16,587

U.S. Treasury Obligations (16.7%)
United States Treasury Bonds (3.6%)
$11,800	7.50%	11/15/2016	$15,714
1,300	9.00	11/15/2018	1,971
2,000	6.88	08/15/2025	2,581

Total United States Treasury Bonds			$20,266

United States Treasury Notes (12.2%)
$33,200	1.75%	12/31/2004	$33,380
18,000	3.25	08/15/2007	18,556
9,500	6.50	02/15/2010	11,431
4,200	3.88	02/15/2013	4,262

Total United States Treasury Notes			$67,629

United States Treasury Interest-Only Stripped Security@ (0.6%)
$5,000	4.61%	02/15/2014	$3,139

United States Treasury Principal-Only Stripped Securityl (0.3%)
$4,000	5.36%	11/15/2021	$1,548

Total U.S. Treasury Obligations (cost $91,284)			$92,582

Total Investments Before Repurchase Agreement (cost $544,350)			$550,187

Repurchase Agreement (3.9%)
Joint Repurchase Agreement Account II^
$21,300	1.38%	03/03/2003	$21,300

Maturity Value: $21,302
Total Repurchase Agreement (cost $21,300)			$21,300

Total Investments (cost $565,650)			$571,487

#	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2003.
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of 144A securities amounted to approximately $8,149,000, or 1.5% of net assets, as of February 28, 2003.
α	TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally± 2.5%) principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
@	Represents security with notional or nominal principal amounts. The rate stated is the average effective yield of this security.
l	Security is issued with a zero coupon. The interest rate disclosed represents the average effective yield to maturity.
^	Repurchase agreement was entered into on February 28, 2003.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

ASSETS
Investment in securities, at value (identified cost $804,312,706, $1,098,391,489 and $544,350,071, respectively)	$804,312,706	$1,100,240,851	$550,186,836
Repurchase agreements	1,237,300,000	140,200,000	21,300,000
Cash	155,939	309,750	2,910,394
Receivables:
Investment securities sold	—	7,332,678	79,268,469
Interest	708,909	6,228,965	2,378,403
Fund shares sold	707,436	100	1,013,179
Other assets	29,508	12,832	6,195

Total assets	2,043,214,498	1,254,325,176	657,063,476

LIABILITIES
Payables:
Investment securities purchased	—	14,816,679	99,408,791
Forward sale contract, at value (proceeds $—, $3,721,165 and $2,355,493, respectively)	—	3,721,165	2,355,493
Dividends	922,371	2,338,488	1,507,665
Advisory fees	100,352	180,915	83,904
Administration fees	28,672	90,457	20,976
Accrued expenses	89,248	73,815	61,027

Total liabilities	1,140,643	21,221,519	103,437,856

NET ASSETS
Paid-in capital	2,042,073,855	1,246,733,782	554,347,330
Accumulated distributions in excess of net investment income	—	(3,420,495)	(1,640,613)
Accumulated net realized loss on investment transactions	—	(12,058,992)	(4,917,862)
Net unrealized gain on investments	—	1,849,362	5,836,765

Net assets	$2,042,073,855	$1,233,103,657	$553,625,620

Net asset value & public offering price per unit (net assets/units outstanding)	$1.00	$9.72	$9.93

UNITS OUTSTANDING
Total units outstanding, $0.001 par value (unlimited number of units authorized)	2,042,073,855	126,855,284	55,755,428

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2003
(Unaudited)

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

Investment income:
Interest Income	$13,297,249	$19,723,843	$9,806,378

Expenses:
Advisory fees	1,388,934	1,105,037	457,136
Administration fees	876,366	552,518	114,284
Custodian and accounting fees	74,773	86,334	65,932
Professional fees	34,575	20,734	19,889
Trustees’ fees	38,104	14,814	8,785
Printing fees	15,422	6,009	5,224
Registration fees	—	13,799	1,162
Transfer Agent fees	—	2,315	775
Other expenses	11,215	15,848	15,293

Total expenses	2,439,389	1,817,408	688,480
Less—expense reductions	(1,476,848)	(1,958)	(510)

Net expenses	962,541	1,815,450	687,970

Net investment income	12,334,708	17,908,393	9,118,408
Net realized gain on investment transactions	—	273,573	2,665,334
Net change in unrealized gain on investments	—	496,256	262,629

Net increase in net assets resulting from operations	$12,334,708	$18,678,222	$12,046,371

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended February 28, 2003
(Unaudited)

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$12,334,708	$17,908,393	$9,118,408
Net realized gain on investment transactions	—	273,573	2,665,334
Net change in unrealized gain on investments	—	496,256	262,629

Net increase in net assets resulting from operations	12,334,708	18,678,222	12,046,371

Distributions to Unitholders:
From net investment income	(12,334,708)	(19,738,808)	(11,415,175)

Total distributions to Unitholders	(12,334,708)	(19,738,808)	(11,415,175)

From Unit Transactions:
Proceeds from sales of units	6,971,804,448	171,775,100	214,107,474
Reinvestment of dividends and distributions	6,165,883	5,959,946	3,405,942
Cost of units repurchased	(6,752,441,539)	(1,000,000)	(42,271,266)

Net increase in net assets resulting from unit transactions	225,528,792	176,735,046	175,242,150

Total increase	225,528,792	175,674,460	175,873,346

Net assets:
Beginning of period	1,816,545,063	1,057,429,197	377,752,274

End of period	$2,042,073,855	$1,233,103,657	$553,625,620

Accumulated distributions in excess of net investment income	$—	$(3,420,495)	$(1,640,613)

Summary of Unit Transactions:
Units sold	6,971,804,448	17,670,338	21,621,003
Reinvestment of dividends and distributions	6,165,883	612,561	343,530
Units repurchased	(6,752,441,539)	(102,669)	(4,245,621)

Net increase in units outstanding	225,528,792	18,180,230	17,718,912

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2002

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$38,838,574	$28,464,284	$23,453,690
Net realized gain from investment transactions	—	2,157,818	6,917,696
Net change in unrealized gain (loss) on investments	—	3,501,426	284,379

Net increase in net assets resulting from operations	38,838,574	34,123,528	30,655,765

Distributions to Unitholders:
From net investment income	(38,838,574)	(34,154,419)	(25,051,816)

Total distributions to Unitholders	(38,838,574)	(34,154,419)	(25,051,816)

From Unit Transactions:
Proceeds from sales of units	12,203,869,764	504,525,167	163,529,900
Reinvestment of dividends and distributions	22,439,432	8,794,105	6,540,828
Cost of units repurchased	(12,391,578,026)	(63,072,098)	(279,188,244)

Net increase (decrease) in net assets resulting from unit transactions	(165,268,830)	450,247,174	(109,117,516)

Total increase (decrease)	(165,268,830)	450,216,283	(103,513,567)

Net assets:
Beginning of year	1,981,813,893	607,212,914	481,265,841

End of year	$1,816,545,063	$1,057,429,197	$377,752,274

Accumulated undistributed (distributions in excess of) net investment income	$—	$(1,590,080)	$656,154

Summary of Unit Transactions:
Units sold	12,203,869,764	51,747,549	16,540,558
Reinvestment of dividends and distributions	22,439,432	901,501	660,560
Units repurchased	(12,391,578,026)	(6,464,797)	(28,057,548)

Net increase (decrease) in units outstanding	(165,268,830)	46,184,253	(10,856,430)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from	Distributions
		investment	to								Ratios assuming
		operations(a)	unitholders								no expense reductions

									Ratio of				Ratio of
							Ratio of		net investment		Ratio of		net investment
	Net asset	Net	From net	Net asset		Net assets	net expenses		income to		expenses to		income to
	value, beginning	investment	investment	value, end	Total	at end of	to average		average		average		average
	of period	income	income	of period	return(b)	period (000)’s	net assets		net assets		net assets		net assets

Six months ended:
2/28/03 (Unaudited):	$1.00	$0.01	$(0.01)	$1.00	0.71%	$2,042,074	0.11	%(c)	1.41	%(c)	0.28	%(c)	1.24	%(c)
Years ended:
8/31/02	1.00	0.02	(0.02)	1.00	1.99	1,816,545	0.11		1.97		0.28		1.80
8/31/01	1.00	0.05	(0.05)	1.00	5.42	1,981,814	0.11		4.80		0.28		4.63
8/31/00	1.00	0.06	(0.06)	1.00	5.95	446,474	0.12		5.71		0.30		5.53
8/31/99	1.00	0.05	(0.05)	1.00	5.09	1,068,369	0.13		4.94		0.30		4.77
8/31/98	1.00	0.06	(0.06)	1.00	5.67	972,857	0.11		5.52		0.30		5.33

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from				Distributions to
		investment operations				unitholders
														Ratio of
	Net asset			Net realized	Total	From	In excess		Net asset		Net assets	Ratio of		net investment
	value,	Net		and unrealized	from	net	of net		value,		at end	expenses		income		Portfolio
	beginning	investment		gain (loss)	investment	investment	investment	Total	end of	Total	of period	to average		to average		turnover
	of period	income		on investments	operations	income	income	Distributions	period	return(b)	(000’s)	net assets		net assets		rate(c)

Six months ended:
2/28/03 (Unaudited)	$9.73	$0.16	(a)	$—	$0.16	$(0.17)	$—	$(0.17)	$9.72	1.68%	$1,233,104	0.33	% (e)	3.25	%(e)	39%
Years ended:
8/31/02	9.72	0.38	(a)(d)	0.09 (d)	0.47	(0.46)	—	(0.46)	9.73	4.94	1,057,429	0.34		3.88	(d)	122
8/31/01	9.63	0.61	(a)	0.08	0.69	(0.60)	—	(0.60)	9.72	7.38	607,213	0.34		6.27		35
8/31/00	9.65	0.59	(a)	(0.04)	0.55	(0.57)	—	(0.57)	9.63	5.90	539,803	0.34		6.15		61
8/31/99	9.79	0.54		(0.14)	0.40	(0.54)	—	(0.54)	9.65	4.25	693,157	0.33		5.60		153
8/31/98	9.84	0.58		(0.04)	0.54	(0.58)	(0.01)	(0.59)	9.79	5.60	654,653	0.34		5.83		94

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c)	Includes the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of these changes for the year ended August 31, 2002 was to decrease net investment income per unit by $0.05, increase net realized and unrealized gains and losses per unit by $0.05, and decrease the ratio of net investment income to average net assets by 0.53%. Per unit data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(e)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from				Distributions to
		investment operations				unitholders
												Ratio of
	Net asset			Net realized	Total	From	Net asset		Net assets	Ratio of		net investment
	value,	Net		and unrealized	from	net	value,		at end	expenses		income		Portfolio
	beginning	investment		gain (loss)	investment	investment	end of	Total	of period	to average		to average		turnover
	of period	income		on investments	operations	income	period	return(b)	(000’s)	net assets		net assets		rate(c)

Six months ended:
2/28/03 (Unaudited)	$9.93	$0.20	(a)	$0.05	$0.25	$(0.25)	$9.93	2.51%	$553,626	0.30	% (e)	3.99	%(e)	81%
Years ended:
8/31/02	9.84	0.51	(a)(d)	0.12 (d)	0.63	(0.54)	9.93	6.60	377,752	0.31		5.14	(d)	170
8/31/01	9.56	0.62	(a)	0.27	0.89	(0.61)	9.84	9.60	481,266	0.30		6.35		164
8/31/00	9.57	0.60	(a)	(0.02)	0.58	(0.59)	9.56	6.30	455,283	0.30		6.27		84
8/31/99	9.90	0.57		(0.33)	0.24	(0.57)	9.57	2.51	492,605	0.29		5.87		168
8/31/98	9.75	0.64		0.13	0.77	(0.62)	9.90	8.10	442,550	0.30		6.44		109

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c)	Includes the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per unit by $0.04, increase net realized and unrealized gains and losses per unit by $0.04, and decrease the ratio of net investment income to average net assets by 0.43%. Per unit data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(e)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS

February 28, 2003

(Unaudited)

1.     Organization

      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio (collectively, “the Portfolios” or individually a “Portfolio”). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.     Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

  A.     Investment Valuation

      For the Government Securities and Mortgage Securities Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value.

     B.     Security Transactions and Investment Income

      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

      For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2003

(Unaudited)

2.     Summary of Significant Accounting Policies— (Continued)

security. OID amortization on mortgage-backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received for securities purchased on or before August 31, 2002. Market discounts and market premiums on debt securities, other than mortgage-backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

     C. Federal Taxes

      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains on investment transactions, or from paid-in capital depending on the type of book/tax differences that may exist.

     D.     Expenses

      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

     E.     Repurchase Agreements

      Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.

     F.     When-Issued Securities

      Consistent with National Credit Union Association (NCUA) rules and regulations, the Government Securities and Mortgage Securities Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale may be recorded as a liability on the Portfolios’ records with

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2003

(Unaudited)

2.     Summary of Significant Accounting Policies— (Continued)

the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

3.     Agreements

      Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement with the Portfolios. Under the Advisory Agreement, GSAM, subject to the general supervision of the Portfolios’ Trustees, manages the Portfolios and provides certain administrative services. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Government Securities	all	0.20
Mortgage Securities	all	0.20

      Goldman Sachs has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2003, GSAM waived advisory fees amounting to approximately $775,000.

      Callahan Credit Union Financial Services Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Portfolios’ Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Government Securities	0.10
Mortgage Securities	0.05

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2003

(Unaudited)

3.     Agreements— (Continued)

      CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 28, 2003, CUFSLP waived administration fees amounting to approximately $702,000.

      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the “Expenses”) of the Money Market Portfolio exceed 0.20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the six months ended February 28, 2003, no expenses were required to be reimbursed by CUFSLP under this agreement.

      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio’s average daily net assets. For the six months ended February 28, 2003, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

      In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the six months ended February 28, 2003, custody fee reductions for Money Market, Government Securities and Mortgage Securities Portfolios amounted to approximately $300, $2,000 and $500, respectively.

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Portfolios. For the six months ended February 28, 2003, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios and receives a fee from the Government Securities and Mortgage Securities Portfolios.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2003

(Unaudited)

4.     Investment Transactions

      The cost of purchases and proceeds of sales and maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the six months ended February 28, 2003 were as follows ($ in thousands):

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$968,859,218	$552,086,689
Purchases (excluding U.S. Government and agency obligations)	—	55,676,547
Sales or maturities of U.S. Government and agency obligations	398,766,776	357,035,324
Sales or maturities (excluding U.S. Government and agency obligations)	—	4,393,270

5.  Line of Credit Facility

      The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended February 28, 2003, the Portfolios did not have any borrowings under this facility.

6.  Other Matters

      Pursuant to a Securities and Exchange Commission exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs.

7.  Joint Repurchase Agreement Accounts

      The Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

      As of February 28, 2003, the Money Market Portfolio had an undivided interest in the repurchase agreements in Joint Repurchase Agreement Account I which equaled $277,300,000 in principal amount. As of February 28, 2003, the repurchase agreements in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury obligations.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2003

(Unaudited)

7.  Joint Repurchase Agreement Accounts— (Continued)

Joint Repurchase Agreement Account I

	Principal	Interest	Maturity	Maturity
Repurchase Agreement	Amount	Rate	Date	Value

Bank of America	$1,300,000,000	1.33%	03/03/2003	$1,300,144,084
Barclays Capital PLC	1,250,000,000	1.33	03/03/2003	1,250,138,542
Credit Suisse First Boston Corp.	250,000,000	1.33	03/03/2003	250,027,708
Deutsche Bank Securities, Inc.	600,000,000	1.33	03/03/2003	600,066,500
Greenwich Capital	350,000,000	1.34	03/03/2003	350,039,083
J.P. Morgan Chase & Co., Inc.	1,000,000,000	1.33	03/03/2003	1,000,110,833
Salomon Smith Barney	100,000,000	1.32	03/03/2003	100,011,000
UBS Warburg LLC	500,000,000	1.33	03/03/2003	500,055,417
UBS Warburg LLC	810,200,000	1.34	03/03/2003	810,290,472

TOTAL	$6,160,200,000			$6,160,883,639

      As of February 28, 2003, the Money Market Portfolio, the Government Securities Portfolio and the Mortgage Securities Portfolio had undivided interests in the repurchase agreements in Joint Repurchase Agreement Account II which equaled $860,000,000, $140,200,000 and $21,300,000 in principal amount, respectively. As of February 28, 2003, the repurchase agreements in Joint Repurchase Agreement Account II were fully collateralized by Federal Agency obligations.

Joint Repurchase Agreement Account II

	Principal	Interest	Maturity	Maturity
Repurchase Agreement	Amount	Rate	Date	Value

Bank of America	$500,000,000	1.37%	03/03/2003	$500,057,084
Bank of America	2,000,000,000	1.38	03/03/2003	2,000,230,000
Barclays Capital PLC	1,000,000,000	1.38	03/03/2003	1,000,115,000
Credit Suisse First Boston Corp.	1,000,000,000	1.39	03/03/2003	1,000,115,833
Deutsche Bank Securities, Inc.	2,000,000,000	1.37	03/03/2003	2,000,228,333
Greenwich Capital	1,000,000,000	1.39	03/03/2003	1,000,115,833
J.P. Morgan Chase & Co., Inc.	1,750,000,000	1.38	03/03/2003	1,750,201,250
UBS Warburg LLC	2,199,400,000	1.38	03/03/2003	2,199,652,931

TOTAL	$11,449,400,000			$11,450,716,264

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2003

(Unaudited)

8.  Additional Tax Information

As of the Portfolios’ most recent fiscal year end August 31, 2002, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Timing differences (post October losses)	$(1,980,701)	$(302,366)
Capital loss carryforward	(10,308,643)	(7,280,830)
Capital loss carryforward years of expiration	2003-2010	2003-2008

The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes. At February 28, 2003, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Tax Cost	$1,238,634,710	$565,650,071

Gross unrealized gain	6,694,026	6,401,208
Gross unrealized loss	(4,887,885)	(564,443)

Net unrealized security gain	$1,806,141	$5,836,765

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

9.  Subsequent Events

In March 2003, Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM LP”), and in April 2003, GSAM LP assumed Goldman Sachs’ investment advisory responsibilities under its Agreement with the Trust on behalf of the Portfolios. The fees payable under the Agreement, and the personnel who manage the Portfolios, did not change as a result of GSAM LP’s assumption of responsibilities.

TRUST

for Credit Unions

Trustees
Thomas S. Condit, Chairman
D. Michael Riley, Vice-Chairman
James C. Barr
Edgar F. Callahan
Robert M. Coen
John T. Collins
Rudy Hanley
Betty G. Hobbs
Gary Oakland
Wendell A. Sebastian

Officers
Charles W. Filson, President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
Kaysie P. Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.
Limited Partnership

Investment Adviser
Goldman Sachs Asset Management, L.P.,
a business unit of the Investment Management Division
of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.

Goldman, Sachs & Co.

Independent Accountants
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
4900 Sears Tower, 51st Floor
Chicago, IL 60606

PRSRT STD
U.S. POSTAGE PAID
BOWNE FULFILLMENT
SOLUTIONS

Goldman Sachs Funds 4900 Sears Tower, 51st Floor, Chicago, IL 60606

TCUSAR03

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	In the last 90 days, there have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust For Credit Unions

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	May 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	May 2, 2003

By:	/s/ JOHN M. PERLOWSKI

John M. Perlowski
Treasurer/Principal Financial Officer of
Trust For Credit Unions

Date:	May 1, 2003